Note 10 - Summary of the Status of the Warrants Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Aug. 31, 2013	Mar. 31, 2013	Dec. 22, 2011
Exercise Price 1 [Member]
Number Outstanding (in shares)	3,283,283	213,402
Weighted Average Remaining Contractual Life	5 years	32 days
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25	$ 0.78
Exercise Price 4 [Member]
Number Outstanding (in shares)		461,340
Weighted Average Remaining Contractual Life		5 years 120 days
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.15
Exercise Price 5 [Member]
Number Outstanding (in shares)		54,367
Weighted Average Remaining Contractual Life		215 days
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2
Number Outstanding (in shares)	3,798,990	729,109
Weighted Average Remaining Contractual Life	4 years 332 days	3 years 160 days
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.38	$ 1.11	$ 1.93	$ 1.97	$ 2